Simplify Loan	3 Months Ended
Mar. 31, 2024
Simplify Loan
Simplify Loan

10. Simplify Loan

On March 13, 2024, the Company entered into a working capital loan agreement with Simplify, a related party as further described in Note 18 (the “Simplify Loan”), pursuant to which the Company has available up to $25,000 at ten percent (10.0%) interest rate per annum (the “Applicable Interest Rate”), payable monthly in arrears unless otherwise demanded by Simplify, with a maturity on March 13, 2026. The Simplify Loan is secured by certain assets of the Company and its subsidiaries, which are also guarantors of the obligations. Upon the closing, the Company borrowed $7,748, of which $3,448 was used to repay the outstanding loan balance, accrued interest, certain fees and contingency reserves under the Line of Credit. In the event of a default, including but not limited to the failure to pay any amounts when due, the interest will accrue at the Applicable Interest Rate plus five percent (5.0%) and the Simplify Loan will be payable upon demand by Simplify. As of March 31, 2024, the balance outstanding on the Simplify Loan was $7,748.

Information for the three months ended March 31, 2024 and 2023, with respect to interest expense related to the Simplify Loan is provided under the heading Interest Expense in Note 12.